Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	THE TIMOTHY PLAN
Entity Central Index Key	dei_EntityCentralIndexKey	0000916490
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 17, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Timothy Plan Market Neutral ETF Supplement dated August 17, 2023 To the Statutory Prospectus, dated May 1, 2023, as supplemented
TIMOTHY PLAN MARKET NEUTRAL ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

“While generally the Fund’s investments will be broadly invested over a number of sectors, it is possible that the Fund’s investment strategy may result in an emphasis on certain sectors or sub-sectors of the market at any given time. “

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

“Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.”

“Sector Risk.  To the extent the Fund invests more heavily in one sector or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.”